Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Intangible Assets, Net [Abstract]
Software		¥ 6,167,067	¥ 6,167,067
Less: accumulated amortization		(5,167,764)	(4,627,630)
Total	$ 147,279	¥ 999,303	¥ 1,539,437